Long-term investments	6 Months Ended
Jun. 30, 2023
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	June 30,	December 31,
	2023	2022
Long-term investments carried at fair value
Atlantica	$1,147,691	$1,268,140
Atlantica Yield Energy Solutions Canada Inc.	64,228	74,083
Other	1,799	1,984
	$1,213,718	$1,344,207
Other long-term investments
Equity-method investees (a)	$388,516	$381,802
Development loans receivable from equity-method investees (a)	91,044	52,923
Other	27,485	27,600
	$507,045	$462,325

Income (loss) from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Fair value gain (loss) on investments carried at fair value
Atlantica	$(299,653)	$(137,586)	$(120,449)	$(171,370)
Atlantica Yield Energy Solutions Canada Inc.	(11,763)	$(5,815)	(11,567)	(12,395)
Other	6	$(121)	(10)	(264)
	$(311,410)	$(143,522)	$(132,026)	$(184,029)
Dividend and interest income from investments carried at fair value
Atlantica	$21,788	$21,543	$43,577	$43,087
Atlantica Yield Energy Solutions Canada Inc.	4,821	5,397	10,678	12,691
Other	7	12	17	10
	$26,616	$26,952	$54,272	$55,788
Other long-term investments
Equity method loss	(2,434)	(2,918)	(153)	(7,449)
Interest and other income	9,532	6,108	20,223	11,621
	$7,098	$3,190	$20,070	$4,172
Loss from long-term investments	$(277,696)	$(113,380)	$(57,684)	$(124,069)

(a)Equity-method investees and development loans receivable from equity investees
The Renewable Energy Group has non-controlling interests in operating renewable energy facilities and projects under construction. The Regulated Services Group has non-controlling interest in a power transmission line project under construction and other non-regulated operating entities owned by its utilities. The Liberty Development JV Inc. platform for non-regulated renewable energy, water and other sectors is reported under Corporate. In total, the Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $388,516 (December 31, 2022 - $381,802), including investments in variable interest entities ("VIEs") of $121,176 (December 31, 2022 - $122,752).
6.Long-term investments (continued)
(a)Equity-method investees and development loans receivable from equity investees (continued)
During the six months ended June 30, 2023, the Company made capital contributions of $10,390 to the Texas Coastal Wind Facilities (Stella, Cranell, East Raymond and West Raymond) and $9,823 to projects under construction.
Summarized combined information for AQN's investments in partnerships and joint ventures is as follows:

	June 30,	December 31,
	2023	2022
Total assets	$2,749,895	$2,740,132
Total liabilities	1,522,656	1,507,079
Net assets	$1,227,239	$1,233,053
AQN's ownership interest in the entities	331,600	332,663
Difference between investment carrying amount and underlying equity in net assets(a)	56,916	49,139
AQN's investment carrying amount for the entities	$388,516	$381,802
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Summarized combined information for AQN's equity method investees (presented at 100%) is as follows:

	Six months ended June 30
	2023	2022
Revenue	$49,467	$20,455
Net income (loss)	$1,836	$(30,246)
Other comprehensive loss (a)	$(2,807)	$(125,811)
Net loss attributable to AQN	$(153)	$(7,449)
Other comprehensive loss attributable to AQN (a)	$(2,076)	$(67,352)
(a) Other comprehensive loss represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge.
6.Long-term investments (continued)
(a)Equity-method investees and development loans receivable from equity investees (continued)
Except for Liberty Development Energy Solutions B.V. (“Liberty Development Energy Solutions”), the development projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As of June 30, 2023, the Company had issued letters of credit and guarantees of performance obligations under: a security of performance for a development opportunity; wind turbine and solar panel supply agreements; interconnection agreements; engineering, procurement and construction agreements; energy purchase agreements; and construction loan agreements. The fair value of the support provided to all equity-investees as of June 30, 2023 amounts to $9,129 (December 31, 2022 - $8,824).
Summarized combined information for AQN's VIEs is as follows:

	June 30,	December 31,
	2023	2022
AQN's maximum exposure in regards to VIEs
Carrying amount	$121,176	$122,752
Development loans receivable	91,044	52,923
Performance guarantees and other commitments on behalf of VIEs	674,874	658,224
	$887,094	$833,899
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. In addition, as of June 30, 2023, the Company had issued $798,717 in letters of credit and guarantees of performance obligations under energy purchase agreements and decommissioning obligations on behalf of operating equity-method investees that are not considered VIEs.